Reconciliation of The Bank of New York Mellon Corporation 401(k) Savings Plan Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for plan benefits of the Master Trust at December 31, 2025 and December 31, 2024, to the Master Trust’s Form 5500.

Reconciliation of net assets available for plan benefits of the Master Trust	December 31,
	2025	2024
Net assets available for plan benefits of the Master Trust	$16,837,275,689	$15,354,572,632
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(12,153,182)	(22,705,442)
Net assets available for plan benefits per the Master Trust’s Form 5500	$16,825,122,507	$15,331,867,190

The following is a reconciliation of the change in net assets available for plan benefits of the Master Trust for the years ended December 31, 2025 and December 31, 2024, to the Master Trust’s Form 5500.

Reconciliation of change in net assets available for plan benefits of the Master Trust	Year ended December 31,
	2025	2024
Net change in net assets available for plan benefits of the Master Trust	$1,482,703,057	$930,397,980
Adjustment from contract value to fair value for fully benefit-responsive investment contracts - prior year	22,705,442	25,852,313
Adjustment from contract value to fair value for fully benefit-responsive investment contracts - current year	(12,153,182)	(22,705,442)
Net change in net assets available for plan benefits per the Master Trust’s Form 5500	$1,493,255,317	$933,544,851
The following is a reconciliation of net assets available for plan benefits per the financial statements at December 31, 2025 and December 31, 2024, to Form 5500.

Reconciliation of net assets available for plan benefits	December 31,
	2025	2024
Net assets available for plan benefits per the financial statements	$11,022,497,843	$9,931,854,572
Benefit claims payable	(3,680,152)	(3,178,527)
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(12,142,244)	(22,689,548)
Net assets available for plan benefits per Form 5500	$11,006,675,447	$9,905,986,497

The following is a reconciliation of benefits paid to participants per the financial statements for the years ended December 31, 2025 and December 31, 2024, to Form 5500.

Reconciliation of benefits paid to participants	Year ended December 31,
	2025	2024
Benefits paid to participants per the financial statements	$1,069,656,802	$926,353,132
Less: Benefit claims payable – prior year	3,178,527	2,587,636
Add: Benefit claims payable – current year	3,680,152	3,178,527
Benefits paid to participants per Form 5500	$1,070,158,427	$926,944,023